DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 199	$ 171	$ 157
Total direct hospitality expense	1,079	1,036	902
Hospitality Property
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	287	283	290
Cost of food, beverage, and retail goods sold	243	238	183
Maintenance and utilities	127	102	77
Marketing and advertising	55	57	42
Other	$ 367	$ 356	$ 310